Discontinued operations and assets held for sale (Tables)	12 Months Ended
Mar. 31, 2021
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of discontinued operations
The following assets and liabilities of NECO were classified as held for sale at 31 March 2021:

2021
£m
Goodwill	562
Intangible assets	3
Property, plant and equipment	2,713
Trade and other receivables	237
Cash and cash equivalents	4
Other assets	38
Total assets held for sale	3,557
Borrowings	(1,123)
Pension liabilities	(49)
Other liabilities	(396)
Total liabilities held for sale	(1,568)
Net assets held for sale	1,989
The summary income statement for discontinued operations is as follows:

	2020	2019
	£m	£m
Revenue	—	—
Operating costs¹	(23)	(1)
Operating loss	(23)	(1)
Net finance income	6	23
Share of post-tax results of joint ventures and associates²	—	(5)
(Loss)/profit before tax from discontinued operations	(17)	17
Tax from discontinued operations	(1)	(5)
(Loss)/profit after tax from discontinued operations	(18)	12
Gain on disposal	9	—
Total (loss)/profit after tax from discontinued operations³	(9)	12
1.    Operating costs for the year ended 31 March 2020 related to final transaction costs and other expenses in relation to Quadgas.
2.    For the year ended 31 March 2019, the amount presented is the net of £43 million impairment charge against the investment in Quadgas and £38 million share of Quadgas post-tax profits recognised prior to classification as held for sale.
3.    For the year ended 31 March 2020, the £23 million of operating expenses and the £9 million gain on disposal are treated as exceptional. For the year ended 31 March 2019, the £43 million impairment charge against the investment in Quadgas, net operating costs of £1 million and the tax thereon are classified as exceptional items.
The summary statement of comprehensive income for discontinued operations is as follows:

	2020	2019
	£m	£m
(Loss)/profit after tax from discontinued operations	(9)	12
Other comprehensive income
Items that will never be reclassified to profit or loss:
Share of other comprehensive income of associate, net of tax	—	36
Total items from discontinued operations that will never be reclassified to profit or loss	—	36
Items that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	6	—
Total items from discontinued operations that may be reclassified subsequently to profit or loss	6	—
Other comprehensive income for the year, net of tax from discontinued operations	6	36
Total comprehensive (loss)/income for the year from discontinued operations	(3)	48